Financial Assets and Liabilities Fair Value (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Financial Instruments [Abstract]
Schedule of Inputs to Fair Value of Derivative Earnout Liability	Inputs to the fair value of the derivative earnout liability are as follows:

December 31, 2022
Share value (USD)	10.90
Volatility (%)	33%–35%
Expected Range of milestone completion (years)	1.33–1.67
Probability of milestone completion	40%
Dividend yield	0%
Risk-free rate	4.50%–4.60%
Strike price (USD)	0.00

Summary of Changes to the Probability of Milestone Completion Explanatory
The following table summarizes the results of changes to the probability of the milestone completion, as being the significant unobservable Level 3 input and key sensitive parameter used in the valuation model on the fair value of the allocated to Participating Shareholders:

Increase/(decrease) on profit before tax/equity (in €‘000s)
Changes to parameters
Increase in probability of milestone achievement by 20%	(3,526)
Decrease in probability of milestone achievement by 20%	3,526

Summary of Carrying amounts of Financial Liabilities Measured at Fair Value Through Profit and Loss
The following table shows the carrying amounts of the financial liabilities measured at fair value through profit and loss on a recurring basis:

	Level 1	Level 2	Level 3	Total
Liabilities measured at FVTPL
Derivative warrant liability (Public Warrants)	7,406	—	—	7,406
Derivative warrant liability (Private Placement Warrants)	—	321	—	321
Derivative earnout liability	—	—	7,553	7,553

Total financial liabilities	7,406	321	7,553	15,280

The following table shows the carrying amounts of the financial liabilities measured at fair value through profit and loss on a recurring basis:

	Level 1	Level 2	Level 3	Total
Liabilities measured at FVTPL
Derivative warrant liability (Public Warrants)	3,752	—	—	3,752
Derivative warrant liability (Private Placement Warrants)	—	136	—	136
Derivative earnout liability	—	—	7,053	7,053

Total financial liabilities	3,752	136	7,053	10,941

Schedule of Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities
Reconciliation of movements of liabilities to cash flows arising from financing activities

	Lease liability	Derivative earnout liability	Derivative warrant liabilities	Total liabilities from financing activities
At January 1, 2022	164	—	—	164
Principal paid on lease liabilities	(56)	—	—	(56)
Interest paid on lease liabilities	(9)	—	—	(9)

Total changes from financing cash flows	(65)	—	—	(65)

Effect of changes in foreign exchange rates	10	(243)	(137)	(370)
Interest charges	9	—	—	9
Acquired at Closing Date	—	6,633	3,712	10,345
Change in fair value	—	663	313	976

Total liability-related charges	19	7,053	3,888	10,960

At December 31, 2022	118	7,053	3,888	11,059

	Lease liability	Derivative earnout liability	Derivative warrant liabilities	Total liabilities from financing activities
At January 1, 2021	—	—	—	—
Principal paid on lease liabilities	(8)	—	—	(8)
Interest paid on lease liabilities	(2)	—	—	(2)

Total changes from financing cash flows	(10)	—	—	(10)

Interest charges	2	—	—	2
Capital increases	172	—	—	172

Total liability-related charges	174	—	—	174

At December 31, 2021	164	—	—	164